Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 1,336,683	$ 1,222,727
Additions	149,020	148,102
Acquisition of mineral interests		40,345
Disposals	(1,333)	(2,905)
Depreciation and amortisation expense	(147,289)	(122,888)
Depreciation charge captured in inventory	(12,620)	(4,104)
(Impairment charges) reversals	(27,789)
Reversals of impairment	27,789	(61,554)
Transfers to Assets Held for Sale		(7,949)
Transfers	0	(2,580)
Closure and decommissioning – changes in estimate	4,330	4,381
Carrying value, ending	1,301,002	1,336,683
Cost	3,710,845	3,639,050
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,302,367)
Carrying value, ending	(2,409,843)	(2,302,367)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	244,863	209,695
Additions	16,896	23,938
Acquisition of mineral interests		30
Disposals	(937)	(2,710)
Depreciation and amortisation expense	(78,354)	(69,764)
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	(532)
Reversals of impairment		(25,814)
Transfers to Assets Held for Sale		(2)
Transfers	117,971	57,862
Closure and decommissioning – changes in estimate	0	0
Carrying value, ending	299,907	244,863
Cost	939,993	889,655
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(644,792)
Carrying value, ending	(640,086)	(644,792)
Depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	766,883	694,501
Additions	106,701	120,098
Acquisition of mineral interests		0
Disposals	0	0
Depreciation and amortisation expense	(68,935)	(53,124)
Depreciation charge captured in inventory	(12,620)	(4,104)
(Impairment charges) reversals	(2,144)
Reversals of impairment		(27,531)
Transfers to Assets Held for Sale		0
Transfers	(115,726)	(22,400)
Closure and decommissioning – changes in estimate	4,330	4,381
Carrying value, ending	678,489	766,883
Cost	1,997,880	2,018,937
Depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,252,054)
Carrying value, ending	(1,319,391)	(1,252,054)
Non-depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	71,809	58,578
Additions	25,423	4,066
Acquisition of mineral interests		40,315
Disposals	(396)	0
Depreciation and amortisation expense	0	0
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	(25,113)
Reversals of impairment		(6,892)
Transfers to Assets Held for Sale		0
Transfers	1,652	(38,042)
Closure and decommissioning – changes in estimate	0	0
Carrying value, ending	73,375	71,809
Cost	104,614	77,242
Non-depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(5,433)
Carrying value, ending	(31,239)	(5,433)
Non-depletable, Exploration and Evaluation [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	253,128	259,953
Additions	0	0
Acquisition of mineral interests		0
Disposals	0	(195)
Depreciation and amortisation expense	0	0
Depreciation charge captured in inventory	0	0
(Impairment charges) reversals	0
Reversals of impairment		(1,317)
Transfers to Assets Held for Sale		(7,947)
Transfers	(3,897)	0
Closure and decommissioning – changes in estimate	0	0
Carrying value, ending	249,231	253,128
Cost	668,358	653,216
Non-depletable, Exploration and Evaluation [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(400,088)
Carrying value, ending	$ (419,127)	$ (400,088)